Taxation - Others (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Valuation allowance	¥ 13,038,000	¥ 6,756,000	¥ 4,429,000	¥ 6,662,000
Operating loss carryforwards	175,000,000	107,000,000
Valuation allowance for net operating loss carryforwards	48,400,000	41,900,000
Net operating loss carryforwards	43,237,000	21,919,000
Net operating loss carryforwards, expires in 2023	6,100,000
Net operating loss carryforwards, expires in 2024	8,400,000
Net operating loss carryforwards, expires in 2025	23,400,000
Net operating loss carryforwards, expires in 2026	47,600,000
Net operating loss carryforwards, expires in 2027	89,100,000
VIEs
Income Taxes [Line Items]
Net operating loss carryforwards	126,000,000	65,300,000
Provision for credit losses
Income Taxes [Line Items]
Valuation allowance	¥ 0	¥ 0	¥ 0